Debt securities in issue	6 Months Ended
Jun. 30, 2026
Debt Securities In Issue [Abstract]
Debt securities in issue	Note 13: Debt securities in issue

	At 30 June 2026			At 31 December 2025
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Senior unsecured notes issued	4,221	40,257	44,478	4,226	37,532	41,758
Covered bonds	–	12,700	12,700	–	11,260	11,260
Certificates of deposit issued	–	10,040	10,040	–	7,333	7,333
Securitisation notes	17	7,036	7,053	17	6,325	6,342
Commercial paper	–	20,820	20,820	–	15,821	15,821
	4,238	90,853	95,091	4,243	78,271	82,514
Covered bonds and securitisation programmes
At 30 June 2026, the covered bonds held by external parties and those held internally, were secured on certain loans and advances to customers amounting to £33,936 million (31 December 2025: £22,072 million) which have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of covered bonds by the Group. The Group retains all of the risks and rewards associated with these loans and the partnerships are consolidated fully with the loans retained on the Group’s balance sheet.
The Group’s securitisation vehicles issue notes that are held both externally and internally, and are secured on loans and advances to customers amounting to £29,918 million at 30 June 2026 (31 December 2025: £27,766 million), the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities.
As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by the subsidiary, the structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet.
Cash deposits of £3,734 million (31 December 2025: £3,359 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations, are held by the Group.